COMMON SHARES (Details) $ in Thousands		12 Months Ended
	May 05, 2011 USD ($) shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares
Class of Stock [Line Items]
Reserved for issuance upon exercise of share-based awards		94,568,835	89,281,910	86,562,934
ADS [Member]
Class of Stock [Line Items]
Number of shares, new issues	7,750,000
Gross proceed from IPO | $	$ 89,125
Class A Common Shares [Member]
Class of Stock [Line Items]
Number of shares outstanding	38,750,000	448,658,214	428,333,140
Voting rights of common share		ten votes per share
Preferred Shares [Member]
Class of Stock [Line Items]
Number of outstanding preferred shares converted into Class B common shares	114,637,272
Class B Common Shares [Member]
Class of Stock [Line Items]
Number of shares outstanding		50,352,968	50,352,971
Voting rights of common share		ten votes per share
Conversion ratio, from Class B common share to Class A common share		1